Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments [Abstract]
Fixed maturity securities, available-for-sale at fair value	$ 4,028.9	$ 3,391.6
Equity securities	92.5	200.5
Mortgage loans	183.5	137.6
Policy loans	19.1	19.8
Other invested assets	68.1	51.4
Total investments	4,392.1	3,800.9
Cash and cash equivalents	228.8	315.9
Accounts receivable, net	311.8	330.8
Recoverable from reinsurers	953.7	1,000.2
Deferred tax asset	2.7	2.0
Property, plant and equipment, net	223.7	183.7
Goodwill	112.5	157.4
Intangibles, net	221.7	213.4
Assets held for sale	323.3	327.0
Other assets	188.0	172.5
Total assets	6,958.3	6,503.8
Liabilities, temporary equity and stockholders’ equity
Life, accident and health reserves	4,567.1	4,562.1
Annuity reserves	236.4	245.2
Value of business acquired	221.1	244.6
Accounts payable and other current liabilities	306.2	295.7
Deferred tax liability	83.7	30.2
Debt obligations	773.6	676.6
Liabilities held for sale	153.9	137.6
Other liabilities	151.1	89.8
Total liabilities	6,493.1	6,281.8
Commitments and contingencies
Temporary equity
Preferred stock	10.3	20.3
Redeemable noncontrolling interest	11.3	8.0
Total temporary equity	21.6	28.3
Stockholders’ equity
Common stock	0.0	0.0
Additional paid-in capital	281.1	260.5
Treasury stock, at cost: 742,824 and 483,579 shares at December 31, 2019 and December 31, 2018, respectively	(3.3)	(2.6)
Accumulated deficit	(96.7)	(57.2)
Accumulated other comprehensive income (loss)	168.7	(112.6)
Total HC2 Holdings, Inc. stockholders’ equity	349.8	88.1
Noncontrolling interest	93.8	105.6
Total stockholders’ equity	443.6	193.7
Total liabilities, temporary equity and stockholders’ equity	$ 6,958.3	$ 6,503.8